OPERATING SEGMENTS - Schedule of Operating Results per Geographic Segment (Details) € in Thousands	6 Months Ended
	Jul. 02, 2021 EUR (€) segment	Jun. 26, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment	2
Revenue	€ 5,918,000	€ 4,837,000
Operating profit (comparable)	691,000	398,000
Including depreciation and amortisation (comparable)	(321,000)	(303,000)
Items impacting comparability	(171,000)	(130,000)
Operating profit	520,000	268,000
Total finance costs, net	(64,000)	(55,000)
Non-operating items	(1,000)	(2,000)
Profit before taxes	455,000	211,000
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,385,000	4,837,000
Operating profit (comparable)	631,000	398,000
Including depreciation and amortisation (comparable)	(285,000)	(303,000)
API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	533,000	0
Operating profit (comparable)	60,000	0
Including depreciation and amortisation (comparable)	(36,000)	€ 0
API | Coca-Cola Amatil Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue of acquired entity as if acquisition occurred at beginning of period	1,589,000
Operating profit (comparable) of acquired entity as if acquisition occurred at beginning of period	€ 171,000